Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization		24,437,500
Class A Ordinary Shares
Shares subject to possible redemption	$ 0.0001	$ 10.00
Shares subject to possible redemption	90,037,563	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	7,712,437	0
Common stock, shares outstanding	7,712,437	0
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001	[1],[2]
Common stock, shares authorized	50,000,000	50,000,000	[1],[2]
Common stock, shares issued	24,437,500	24,437,500	[1],[2]
Common stock, shares outstanding	24,437,500	24,437,500	[1],[2]
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization		24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.